RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of major related parties and their relationships with the Group

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the years ended December 31, 2019, 2020 and 2021:

Name of related parties	Relationship with the group
360 Security Technology Inc. (“360 Group”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifutong Technology Co., Ltd. (“Qifutong”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Shanghai Qibutianxia Technology Co., Ltd. (“Qibutianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Jinshang Consumer Finance Co.,Ltd. (“Jinshang”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Zixuan Information Technology Co., Ltd. (“Beijing Zixuan”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Xixian New Area Financial Asset Exchange Co., Ltd (“Xixian”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifei Xiangyi Consultation Co., Ltd (“ Beijing Qifei”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Hangzhou Qifei Huachuang Technology Co, Ltd (“ Hangzhou Qifei ”)	Investee of the Group
Shanghai Jiehu Internet Technology Co., Ltd. (“Shanghai Jiehu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Tianjin Yujie Technology Co., Ltd. (Yujie)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Hongying Information Technology Co., Ltd. (“Hongying”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shareholders	Shareholders of the Group
Others	Entities controlled by Mr. Zhou, the Chairman of the Group

Schedule of transactions with related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Referral service fee charged by Yujie	—	15,152	347,585
Bandwidth service fee charged by Qihu	46,191	80,514	108,743
Brand fees charged by Qihu	—	—	23,585
Referral service fee charged by Qihu	47,640	24,507	19,789
Rental expenses charged by Beijing Qifei	5,074	7,137	—
Rental expenses charged by Hongying	—	—	11,899
Corporate expenses allocated from Qibutianxia	3,230	11,321	7,075
Labor cost charged by Xixian	10,657	2,130	—
Referral service fee charged by Qifutong	7,905	—	—
Others	8,364	3,120	4,378
Total	129,061	143,881	523,054

Schedule of services provided to the related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Referral service fee charged from Qicaitianxia	197,018	3,558	—
Loan facilitation services fee charged from Kincheng	—	15,254	1,574,456
Loan facilitation services fee charged from Jinshang	59,871	150,515	219,513
Loan facilitation services fee charged from Beijing Zixuan	517,776	47,516	37
Post-facilitation services fee charged from Kincheng	—	433	297,489
Post-facilitation services fee charged from Jinshang	43,497	48,094	69,398
Post-facilitation services fee charged from Beijing Zixuan	215,019	74,417	56
Others	4,299	6,591	17,612
Total	1,037,480	346,378	2,178,561

Schedule of amounts due from related parties

	December 31,	December 31,
	2020	2021
	RMB	RMB
Kincheng	13,505	771,335
Jinshang	158,655	194,123
Shareholders(1)	11,100	10,158
Beijing Zixuan	5,608	—
Others	4,437	2,559
Total	193,305	978,175
(1)	The balance as of December 31, 2021 represents the ADS registration fees incurred on behalf of certain shareholders that are to be reimbursed from them.

Schedule of amounts due to related parties

	December 31,	December 31,
	2020	2021
	RMB	RMB
Qibutianxia	13,656	9,156
Qihu	24,624	144,999
Yujie	16,061	30,165
Others	17,221	29,737
Total	71,562	214,057